Exhibit 99.1

World Omni Auto Receivables Trust 2025-A
Monthly Servicer Certificate
June 30, 2026

Dates Covered
Collections Period	06/01/26 - 06/30/26
Interest Accrual Period	06/15/26 - 07/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/26	619,341,746.94	26,332
Yield Supplement Overcollateralization Amount 05/31/26	31,870,590.58	0
Receivables Balance 05/31/26	651,212,337.52	26,332
Principal Payments	29,446,460.46	1,162
Defaulted Receivables	1,422,803.12	55
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/26	29,768,880.14	0
Pool Balance at 06/30/26	590,574,193.80	25,115

Pool Statistics	$ Amount	# of Accounts
Pool Factor	47.51%
Prepayment ABS Speed	1.73%
Aggregate Starting Principal Balance	1,305,673,100.29	45,263

Delinquent Receivables:
Past Due 31-60 days	9,214,027.71	331
Past Due 61-90 days	3,532,763.73	113
Past Due 91-120 days	669,793.48	30
Past Due 121+ days	0.00	0
Total	13,416,584.92	474

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.16%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.68%
Delinquency Trigger Occurred	NO

Recoveries	1,206,753.99
Aggregate Net Losses/(Gains) - June 2026	216,049.13
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.40%
Prior Net Losses/(Gains) Ratio	0.59%
Second Prior Net Losses/(Gains) Ratio	0.92%
Third Prior Net Losses/(Gains) Ratio	1.19%
Four Month Average	0.78%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.75%

Overcollateralization Target Amount	6,126,808.54
Actual Overcollateralization	6,126,808.54
Weighted Average Contract Rate	6.67%
Weighted Average Contract Rate, Yield Adjusted	9.49%
Weighted Average Remaining Term	46.66

Flow of Funds	$ Amount
Collections	34,367,174.83
Investment Earnings on Cash Accounts	12,113.68
Servicing Fee	(542,676.95)
Transfer to Collection Account	-
Available Funds	33,836,611.56

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,193,547.60
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	155,617.33
(5) Noteholders' Second Priority Principal Distributable Amount	4,260,744.60
(6) Class C Interest	79,187.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,380,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,126,808.54
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,640,706.32

Total Distributions of Available Funds	33,836,611.56

Servicing Fee	542,676.95
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,220,000.00
Original Class B	36,760,000.00
Original Class C	18,380,000.00

Total Class A, B, & C
Note Balance @ 06/15/26	613,214,938.40
Principal Paid	28,767,553.14
Note Balance @ 07/15/26	584,447,385.26

Class A-1
Note Balance @ 06/15/26	0.00
Principal Paid	0.00
Note Balance @ 07/15/26	0.00
Note Factor @ 07/15/26	0.0000000%

Class A-2a
Note Balance @ 06/15/26	36,170,352.87
Principal Paid	21,228,886.17
Note Balance @ 07/15/26	14,941,466.70
Note Factor @ 07/15/26	4.8235623%

Class A-2b
Note Balance @ 06/15/26	12,844,585.53
Principal Paid	7,538,666.97
Note Balance @ 07/15/26	5,305,918.56
Note Factor @ 07/15/26	4.8235623%

Class A-3
Note Balance @ 06/15/26	419,760,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	419,760,000.00
Note Factor @ 07/15/26	100.0000000%

Class A-4
Note Balance @ 06/15/26	89,300,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	89,300,000.00
Note Factor @ 07/15/26	100.0000000%

Class B
Note Balance @ 06/15/26	36,760,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	36,760,000.00
Note Factor @ 07/15/26	100.0000000%

Class C
Note Balance @ 06/15/26	18,380,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	18,380,000.00
Note Factor @ 07/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,428,352.10
Total Principal Paid	28,767,553.14
Total Paid	31,195,905.24

Class A-1
Coupon	4.41100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.49000%
Interest Paid	135,337.40
Principal Paid	21,228,886.17
Total Paid to A-2a Holders	21,364,223.57

Class A-2b
SOFR Rate	3.59301%
Coupon	3.92301%
Interest Paid	41,991.20
Principal Paid	7,538,666.97
Total Paid to A-2b Holders	7,580,658.17

Class A-3
Coupon	4.73000%
Interest Paid	1,654,554.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,654,554.00

Class A-4
Coupon	4.86000%
Interest Paid	361,665.00
Principal Paid	0.00
Total Paid to A-4 Holders	361,665.00

Class B
Coupon	5.08000%
Interest Paid	155,617.33
Principal Paid	0.00
Total Paid to B Holders	155,617.33

Class C
Coupon	5.17000%
Interest Paid	79,187.17
Principal Paid	0.00
Total Paid to C Holders	79,187.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.9817459
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.4768175
Total Distribution Amount	25.4585634

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.4369105
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	68.5333360
Total A-2a Distribution Amount	68.9702465

A-2b Interest Distribution Amount	0.3817382
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	68.5333361
Total A-2b Distribution Amount	68.9150743

A-3 Interest Distribution Amount	3.9416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.9416667

A-4 Interest Distribution Amount	4.0500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0500000

B Interest Distribution Amount	4.2333332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2333332

C Interest Distribution Amount	4.3083335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3083335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	148.11
Noteholders' Third Priority Principal Distributable Amount	638.91
Noteholders' Principal Distributable Amount	212.98

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/26	3,063,404.27
Investment Earnings	8,812.07
Investment Earnings Paid	(8,812.07)
Deposit/(Withdrawal)	-
Balance as of 07/15/26	3,063,404.27
Change	-

Required Reserve Amount	3,063,404.27